Significant Accounting Policies (Details) - USD ($)	1 Months Ended	3 Months Ended	4 Months Ended
	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2020	Sep. 24, 2020
Significant Accounting Policies (Textual)
Interest earned on the trust account		$ 1,764	$ 1,764
Franchise taxes		1,764	1,764
Income Taxes Paid, Net
Federal depository insurance coverage			250,000
Net tangible assets			$ 5,000,001
Price per share		$ 10.00	$ 10.00	$ 10.00
Offering costs			$ 19,498,140
Underwriters discounts			18,975,000
Deferred underwriting discounts paid			12,075,000
Professional and other expenses			523,140
Deferred tax asset		$ 16,175	16,175
Valuation allowance		16,175	16,175
Income tax expense		$ 0	$ 0
Private Placement [Member]
Significant Accounting Policies (Textual)
Warrants to purchase			5,933,334
IPO [Member]
Significant Accounting Policies (Textual)
Warrants to purchase			11,500,000
Class B Common Stock [Member]
Significant Accounting Policies (Textual)
Shares issued	8,625,000
Class A Common Stock [Member]
Significant Accounting Policies (Textual)
Shares subject to possible redemption			34,500,000
Outside of permanent equity		32,934,983	32,934,983
Shares issued			34,500,000
Price per share		$ 10.00	$ 10.00